STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 6 — STOCK OPTIONS

On May 27, 2015, the Company’s board of directors adopted the 2015 Long-Term Incentive Equity Plan (“2015 Stock Option Plan”). The 2015 Stock Option Plan provides for the grant of stock options, stock appreciation rights, restricted stock and other stock-based awards to, among others, the officers, directors, employees and consultants of the Company. The total number of shares of common stock reserved under the Plan are 466,667.
On May 27, 2015, as part of their employment agreements, the Company granted the officers of the Company and Mr. Panza, options to purchase 194,667 shares at an exercise price of $3.75 which are exercisable until May 26, 2020. These options vest on a quarterly basis over the two year period from the date of issuance. These options were not issued under the 2015 Stock Option Plan.
The following table summarizes the stock option activity of the Company:

	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	194,667	$3.75	$6.22
Granted	—	$—	$—
Exercised	—	$—	$—
Expired, forfeited or cancelled	—	$—	$—
Outstanding at March 31, 2016	194,667	$3.75	$6.22	4.2	$48,667
Exercisable at March 31, 2016	73,000	$3.75	$6.22	4.2	$18,250
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock.
As of March 31, 2016 there was a total of $699,807 of unrecognized compensation expense related to unvested options. The cost is expected to be recognized through 2017 over a weighted average period of 1.15 years.
The Company accounts for all stock based compensation as an expense in the financial statements and associated costs are measured at the fair value of the award. For the three months ended March 31, 2016, the Company recorded stock based compensation of $151,354 related to the issuance of these options.
The Black Scholes option pricing model was used to estimate fair value as of the date of grants during 2015 using the following assumptions: a stock price of $8.70, a dividend yield of 0%, expected volatility of 79%, a risk free interest rate of 0.99%, and an expected life of 3.25 years. The simplified method was used to determine the expected life as the granted options as the options were considered to be plain-vanilla options.

NOTE 9 — STOCK OPTIONS

On May 27, 2015, the Company’s board of directors adopted the 2015 Long-Term Incentive Equity Plan (“2015 Stock Option Plan”). The 2015 Stock Option Plan provides for the grant of stock options, stock appreciation rights, restricted stock and other stock-based awards to, among others, the officers, directors, employees and consultants of the Company. The total number of shares of common stock reserved under the Plan are 466,667.
On May 27, 2015, as part of their employment agreements, the Company granted the officers of the Company and Mr. Panza, options to purchase 194,667 shares at an exercise price of $3.75 which are exercisable until May 26, 2020. These options vest on a quarterly basis over the two year period from the date of issuance. These options were not issued under the 2015 Stock Option Plan.
The following table summarizes the stock option activity of the Company:

	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	—	$—	$—
Granted	194,667	$3.75	$6.22
Exercised	—	$—	$—
Expired, forfeited or cancelled	—	$—	$—
Outstanding at December 31, 2015	194,667	$3.75	$6.22	4.4	$48,667
Exercisable at December 31, 2015	48,667	$3.75	$6.22	4.4	$12,167
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock.
As of December 31, 2015 there was a total of $851,161 of unrecognized compensation expense related to unvested options. The cost is expected to be recognized through 2017 over a weighted average period of 1.40 years.
The Company accounts for all stock based compensation as an expense in the financial statements and associated costs are measured at the fair value of the award. For the year ended December 31, 2015 the Company recorded stock based compensation of $359,303.
The Black Scholes option pricing model was used to estimate fair value as of the date of grants during 2015 using the following assumptions: a stock price of $8.70, a dividend yield of 0%, expected volatility of 79%, a risk free interest rate of 0.99%, and an expected life of 3.25 years. The simplified method was used to determine the expected life as the granted options as the options were considered to be plain-vanilla options.